Variable Interest Entities - Financial Data of WGP (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Statement of Operations Data
Total revenues and other		$ 13,382		$ 11,908		$ 7,869
Operating income (loss)		2,619		(565)		(2,372)
Net Income (Loss)		752		(211)		(2,808)
Statement of Cash Flows Data
Net cash provided by (used in) operating activities		5,929		4,009		3,000
Net cash provided by (used in) investing activities		(5,982)		(1,030)		(2,742)
Net cash provided by (used in) financing activities		(3,177)		(1,613)		2,008
Balance Sheet Data
Net property, plant, and equipment		28,615		27,451		32,168
Total assets		40,376		42,086
Long-term debt		15,470		15,547
Total equity and partners’ capital		10,943		13,790		15,497	$ 15,457
Variable Interest Entity, Primary Beneficiary [Member]
Balance Sheet Data
Net property, plant, and equipment		6,612		5,731
WGP [Member]
Balance Sheet Data
Long-term debt		0	[1]	28	[2]
WGP [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Statement of Operations Data
Total revenues and other		1,990		2,248		1,804
Operating income (loss)		625		704		705
Net Income (Loss)		449		573		597
Statement of Cash Flows Data
Net cash provided by (used in) operating activities		1,017		897		913
Net cash provided by (used in) investing activities		(1,460)		(764)		(1,106)
Net cash provided by (used in) financing activities		456		(413)		452
Balance Sheet Data
Net property, plant, and equipment		6,612		5,731
Total assets		9,239		8,016
Long-term debt		4,787		3,493
Total liabilities		5,734		4,071
Total equity and partners’ capital		3,505		3,945
WGP distributions to Anadarko	[3]	408		368		321
WGP distributions to third parties		$ 494		$ 443		$ 362

[1]	Excludes WES.
[2]	Excludes WES.
[3]	WGP distributions to Anadarko are eliminated upon consolidation.